Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Useful life	December 31,	December 31,
	(years)	2021	2022

		(in thousands)
Residence leasehold improvements	3	$8,322	$15,302
Internal-use software	3	7,947	13,559
Corporate office leasehold improvements	3	5,156	5,156
Computer equipment	3	1,265	1,436
Furniture, fixtures, and equipment	5	1,354	1,208
Residence vehicles	5	315	806
Total cost		24,359	37,467
Accumulated depreciation and amortization		15,664	19,169
Property and equipment, net		$8,695	$18,298